CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Thousands, $ in Thousands	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Treasury stock CNY (¥) shares	Accumulated other comprehensive income CNY (¥)	Retained earnings CNY (¥)	USD ($) shares	CNY (¥) shares
Beginning balance at Dec. 31, 2015 | ¥	¥ 73	¥ 791,841		¥ 101	¥ 184,927		¥ 976,942
Beginning balance, issued (in shares) at Dec. 31, 2015	117,000,000
Beginning balance, Outstanding (in shares) at Dec. 31, 2015	117,000,000
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥	¥ 1	17,222					17,223
Share-based awards provided to employees, issued (in shares)	291,400
Share-based awards provided to employees, Outstanding (in shares)	291,400
Share-based awards provided to employees of consolidated group of CreditEase | ¥	¥ 1	124,209			(124,210)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	2,220,900
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	2,220,900
Foreign currency translation adjustment | ¥				29,356			29,356
Net income | ¥					1,116,398		1,116,398
Ending balance at Dec. 31, 2016 | ¥	¥ 75	933,272		29,457	1,177,115		2,139,919
Ending balance, issued (in shares) at Dec. 31, 2016	119,512,300
Ending balance, Outstanding (in shares) at Dec. 31, 2016	119,512,300
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥		81,979					81,979
Share-based awards provided to employees, issued (in shares)	560,734
Share-based awards provided to employees, Outstanding (in shares)	560,734
Share-based awards provided to employees of consolidated group of CreditEase | ¥	¥ 1	108,603			(108,604)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	1,270,390
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	1,270,390
Dividends to shareholders | ¥					(605,238)		(605,238)
Foreign currency translation adjustment | ¥				(17,979)			(17,979)
Unrealized losses on available-for-sale investments | ¥				(411)			(411)
Net income | ¥					1,371,783		1,371,783
Ending balance at Dec. 31, 2017 | ¥	¥ 76	1,123,854		11,067	1,835,056		¥ 2,970,053
Ending balance, issued (in shares) at Dec. 31, 2017	121,343,424					121,343,424	121,343,424
Ending balance, Outstanding (in shares) at Dec. 31, 2017	121,343,424					121,343,424	121,343,424
Increase (Decrease) in Stockholders' Equity
Share-based awards provided to employees | ¥		85,188					¥ 85,188
Share-based awards provided to employees, issued (in shares)	688,308
Share-based awards provided to employees, Outstanding (in shares)	688,308
Share-based awards provided to employees of consolidated group of CreditEase | ¥	¥ 1	84,926			(84,927)
Share-based awards provided to employees of consolidated group of CreditEase, issued (in shares)	1,101,110
Share-based awards provided to employees of consolidated group of CreditEase, Outstanding (in shares)	1,101,110
Dividends to shareholders | ¥					(106,626)		(106,626)
Repurchase of ordinary shares | ¥			¥ (254)				(254)
Repurchase of ordinary shares (in shares)	(4,000)		4,000
Foreign currency translation adjustment				7,737		$ 1,125	7,737
Unrealized losses on available-for-sale investments				(2,414)		(351)	(2,414)
Net income					966,605	140,587	966,605
Ending balance at Dec. 31, 2018	¥ 77	¥ 1,293,968	¥ (254)	¥ 16,390	3,810,730	$ 744,806	¥ 5,120,911
Ending balance, issued (in shares) at Dec. 31, 2018	123,132,842		4,000			123,132,842	123,132,842
Ending balance, Outstanding (in shares) at Dec. 31, 2018	123,128,842					123,128,842	123,128,842
Increase (Decrease) in Stockholders' Equity
Adoption of ASC606 | ASU 2014-09 | ¥					¥ 1,200,622		¥ 1,200,622